PLANT AND EQUIPMENT, NET (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Buildings and Improvements Gross Collateral To Bank Loan	¥ 192,928	¥ 197,627
Depreciation	¥ 22,531	¥ 21,901	¥ 21,832